Prepayments, Deposits, and Other Current Assets (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jan. 28, 2025	Jan. 02, 2025	Dec. 29, 2024	Mar. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments, Deposits, and Other Current Assets [Line Items]
Payments for deposits				$ 3,000
Purchase price amount						$ 13,406
Received net proceeds						$ 14,098
Target [Member]
Prepayments, Deposits, and Other Current Assets [Line Items]
Equity interest percentage				100.00%
Class A Ordinary Shares [Member]
Prepayments, Deposits, and Other Current Assets [Line Items]
Aggregate of shares (in Shares)			25,000,000
Shares per value (in Dollars per share)			$ 0.00004
Price per share (in Dollars per share)			$ 0.125
Purchase price amount			$ 3,125,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Prepayments, Deposits, and Other Current Assets [Line Items]
Aggregate of shares (in Shares)	42,500,000
Price per share (in Dollars per share)	$ 0.08
Purchase price amount	$ 3,400,000
Received net proceeds		$ 2,831,250